Consolidated Statements of Profit or Loss and Comprehensive Income or loss (Statement) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	$ 724,526	$ 376,226
Cost of revenue	147,755	69,255
Gross profit	576,771	306,971
Selling, general and administrative expenses	431,303	234,972
Operating profit	145,468	71,999
Finance income	(2,859)	(5,427)
Finance costs	16,879	159,091
Net finance costs	14,020	153,664
Loss (gain) on foreign currency exchange	(513)	18,918
Income (loss) before income tax	131,961	(100,583)
Income tax expense	24,916	3,087
Net income (loss)	107,045	(103,670)
Other comprehensive income (loss)
Foreign operations – foreign currency translation differences	(31,031)	32,855
Comprehensive income (loss)	76,014	(70,815)
Net income (loss) attributable to:
Common shareholders of the Company	102,293	(106,230)
Non-controlling interest	4,752	2,560
Net income (loss)	107,045	(103,670)
Comprehensive income (loss) attributable to:
Common shareholders of the Company	71,262	(73,375)
Non-controlling interest	4,752	2,560
Comprehensive income (loss)	$ 76,014	$ (70,815)
Net income (loss) per share
Basic earnings (loss) per share (in dollars per share)	$ 0.73	$ (1.08)
Diluted earnings (loss) per share (in dollars per share)	$ 0.71	$ (1.08)